SEMI-ANNUAL REPORT AS OF
MARCH 31, 1999(Unaudited)


SEI INSTITUTIONAL
INTERNATIONAL
TRUST



--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------
Emerging Markets Equity Fund
--------------------------------------------------------------------------------
International Fixed Income Fund
--------------------------------------------------------------------------------
Emerging Markets Debt Fund
--------------------------------------------------------------------------------

(LOGO)
[GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS.....................     1
STATEMENT OF ASSETS AND LIABILITIES..................................    15
STATEMENTS OF OPERATIONS.............................................    16
STATEMENTS OF CHANGES IN NET ASSETS..................................    17
FINANCIAL HIGHLIGHTS.................................................    19
NOTES TO FINANCIAL STATEMENTS........................................    20

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL
EQUITY FUND

------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

FOREIGN COMMON STOCKS -- 95.7%
ARGENTINA -- 0.1%
   Telecom Argentina ADR*             43,000      $  1,180
                                                  --------
AUSTRALIA -- 3.9%
   AMP Limited                        29,300           321
   Australia & New Zealand
     Bank Group                      226,050         1,642
   Australia Gas & Light Company     145,764         1,040
   Brambles Industries                26,705           679
   Broken Hill Proprietary           563,854         4,810
   Broken Hill Proprietary ADR         2,300            40
   Coles Myer                        959,300         5,206
   Colonial                           56,820           226
   Commonwealth Bank of Australia    187,200         3,074
   Fosters Brewing                   491,800         1,448
   Leighton Holdings                 212,700           703
   Lend Lease                        140,000         1,784
   Macquarie Bank Limited             83,100         1,007
   National Australia Bank           541,002         9,830
   News Corporation                  623,500         4,615
   Qantas Airways                  1,632,000         4,313
   Rio Tinto Limited                  84,525         1,181
   Tabcorp Holdings Limited           49,400           376
   Telstra Corporation               454,781         2,381
   Westpac Banking Corporation       425,000         3,100
   WMC Limited                       131,625           419
   Woodside Petroleum                607,000         3,673
   Woolworths                        196,190           628
                                                  --------
                                                    52,496
                                                  --------
BELGIUM -- 0.3%
   Cobepa                             10,200           679
   Fortis, Series B                   36,900         1,360
   Tractebel                          10,300         1,620
                                                  --------
                                                     3,659
                                                  --------
BRAZIL -- 0.1%
   Unibanco GDR                       50,000           963
                                                  --------
CANADA -- 1.6%
   Air Canada*                       147,900           657
   Bank of Nova Scotia               191,100         4,062
   BCE Incorporated                   16,200           717
   Bombardier Inc, Series B           37,400           492
   Bombardier Incorporated           170,000         2,174
   Canadian Tire Corporation,
     Class A                          81,500         2,170
   Newbridge Networks*                31,600           985
   Royal Bank of Canada               61,600         2,890
   Suncor Energy                      54,000         1,817
   Teleglobe                          82,000         2,496
   Thomson Corporation               132,500         3,712
                                                  --------
                                                    22,172
                                                  --------


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
DENMARK -- 0.7%
   Den Danske Bank                    21,190      $  2,222
   Tele Danmark, Series B*            70,412         6,964
                                                  --------
                                                     9,186
                                                  --------
FINLAND -- 1.4%
   Nokia Oyj, Series A                71,900        11,551
   Nokia, Series K                    17,000         2,729
   UPM-Kymmene                       167,300         4,615
                                                  --------
                                                    18,895
                                                  --------
FRANCE -- 12.7%
   Accor                               6,000         1,487
   Assurances Generales de France     64,800         3,491
   AXA UAP                            97,030        12,839
   Banque National Paris, Series A   173,851        15,098
   Canal Plus                         13,700         4,008
   Carrefour                          21,487        16,531
   Castorama Dubois                   71,976        15,046
   Cie de Saint Gobain                26,550         4,205
   Elf Aquitaine                      87,661        11,882
   Equant                            133,460        10,124
   Eridania Beghin-Say                 4,250           628
   France Telecom                     20,550         1,659
   Lafarge                           100,568         9,048
   Louis Vuitton Moet Hennessy        47,500        11,746
   Paribas                             8,000           891
   Pechiney Ord, Series A             76,500         2,761
   Peugeot                           103,400        14,840
   Pinault-Printemps-Redoute          51,923         8,269
   Renault                           198,972         6,996
   Sanofi                             33,750         5,673
   Scor                               10,150           510
   Stmicroelectonics*                 38,500         3,814
   Synthelabo                         15,600         3,387
   Total Compaigne, Series B          25,700         3,160
   Total Petroleum of North America
     ADR*                              5,000           305
   Usinor Sacilor                    120,000         1,577
   Vivendi                            10,250         2,517
                                                  --------
                                                   172,492
                                                  --------
GERMANY -- 7.9%
   Agiv                               54,480         1,024
   Allianz                            25,200         7,657
   Bayerische Motoren Werke            3,350         2,191
   Continental                        69,100         1,705
   DaimlerChrysler*                    5,100           443
   Deutsche Bank                      30,600         1,571
   Deutsche Telekom                  139,100         5,658
   Gehe                              192,989         8,963
   Heidelberger Druckmaschinen        32,340         1,741
   Henkel                             16,800         1,231
   Hoechst                           262,473        11,355

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONTINUED


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Industrie Werke Karlsruhe
     Augsburg                         86,500      $  1,836
   Lufthansa                         536,600        11,708
   Mannesmann                        230,298        29,356
   Merck                              19,350           667
   RWE                                21,950           970
   Siemens                           193,668        12,917
   Varta                               6,200           838
   VEBA                               45,000         2,361
   Volkswagen                         50,500         3,357
                                                  --------
                                                   107,549
                                                  --------
HONG KONG -- 1.9%
   Cathay Pacific Airways            962,000         1,105
   Cheung Kong Holdings              464,000         3,533
   Citic Pacific Limited             199,000           419
   CLP Holdings Limited              164,000           787
   Hang Seng Bank                    124,000         1,140
   Hong Kong Electric Holdings       199,000           602
   Hong Kong Telecommunications    1,787,000         3,528
   HSBC Holdings                      28,800           903
   Hutchison Whampoa                 323,000         2,543
   Kumagai Gumi                      971,100           395
   Legend Holdings                   924,000           408
   Peregrine Investment
     Holdings*(1)                    526,000            --
   Shuntak                         2,896,000           561
   Sun Hung Kai Properties         1,025,000         7,672
   Swire Pacific, Series A           502,000         2,332
   Wharf Holdings                    378,000           581
                                                  --------
                                                    26,509
                                                  --------
IRELAND -- 0.1%
   CRH                                46,000           793
                                                  --------
ITALY -- 4.5%
   Assicurazioni Generali            108,500         4,337
   Banca Popolare Di Milano          136,600         1,270
   ENI                             1,422,700         9,045
   Fiat                              830,000         2,737
   Istituto Nazionale delle
     Assicurazioni                 2,353,900         7,102
   Montedison                      1,166,900         1,207
   San Paolo-IMI                     561,917         9,112
   Telecom Italia                  1,887,102        20,008
   Telecom Italia Mobile             500,000         1,929
   Telecom Italia RNC                845,800         5,012
                                                  --------
                                                    61,759
                                                  --------
JAPAN -- 22.0%
   Acom                               23,700         1,670
   Advantest                          65,000         4,952
   Aiful Corporation                  18,720         1,272
   Ajinomoto                         127,000         1,507



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Alps Electric                      66,000      $  1,108
   Aoyama Trading                        500            14
   Asahi Breweries                   230,000         3,001
   Asahi Glass                       181,000         1,310
   Azwell                                600             2
   Bank of Tokyo-Mitsubishi          388,000         5,330
   Bridgestone Corporation           160,000         4,067
   Canon                             380,000         9,372
   Cugai Pharmaceutical               97,000         1,117
   Dai Ichi Pharmaceutical           130,000         2,178
   Dai Nippon Printing               101,000         1,530
   DDI Corporation                       800         3,771
   East Japan Railway                    456         2,702
   Ebara                             116,000         1,277
   Fuji Bank                         656,000         3,871
   Fuji Photo Film                   271,000        10,220
   Fuji Soft ABC                       4,200           274
   Fujikura Limited                  167,000           900
   Fujitsu                           219,000         3,506
   Hitachi                         1,403,000        10,357
   Honda Motor                       288,000        12,970
   Hoya Corporation                  119,000         6,731
   Industrial Bank of Japan          264,000         1,778
   Ito-Yokado                         38,000         2,437
   Jusco                              93,000         1,613
   Kansai Electric Power              74,000         1,492
   Kao Corporation*                   93,000         2,047
   Keyence Corporation                18,500         2,756
   Kirin Brewery                     148,000         1,729
   Marubeni                          870,000         1,648
   Marui                              77,000         1,306
   Matsushita Communications          37,000         2,495
   Matsushita Electric               686,000        13,339
   Meiji Milk Products               411,000         1,308
   Mitsubishi Heavy Industries       681,000         3,067
   Mitsubishi Trust & Banking        164,000         1,695
   Mitsui                            296,000         1,996
   Mitsui Fudosan Real Estate        170,000         1,527
   Mitsui Mining & Smelting          227,000         1,093
   Murata Manufacturing              102,000         5,409
   NEC                               440,000         5,278
   New Oji Paper                     279,000         1,482
   Nichiei                            53,200         4,751
   Nidec Corporation                  40,000         4,916
   Nikon                              26,000           315
   Nintendo                           76,600         6,590
   Nippon Express                    246,000         1,452
   Nippon Paper Industries           244,000         1,222
   Nippon Steel                      918,000         1,878
   Nippon Telegraph & Telephone        2,004        19,568
   Nippon Yusen Kabushiki Kaishi     320,000         1,266
   Nissan Motors                   1,065,000         4,124
   Nomura Securities                 317,000         3,309
   NTT Data                              104           802

--------------------------------------------------------------------------------



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   NTT Mobile Communications*             22      $  1,083
   Ono Pharmaceutical                123,000         4,949
   Orix Corporation                   43,600         3,263
   Osaka Gas                         411,000         1,412
   Rohm Limited                       56,000         6,670
   Sankyo                             85,000         1,817
   Secom                              19,000         1,794
   Sekisui House                     256,000         2,715
   Seven-Eleven                       10,000           774
   Shaddy                                600             6
   Shin-Etsu Chemical                 67,000         1,754
   Shinden                            17,200            91
   Skylark                            53,000         1,048
   SMC Corporation                    13,000         1,160
   Sony Corporation                  110,000        10,139
   Sony Corporation ADR                1,400           128
   Sony Music Entertainment            8,500           640
   Sumitomo Bank                     437,000         5,897
   Sumitomo Chemical                 358,000         1,437
   Suzuki Motor                      210,000         2,777
   Takeda Chemical Industries        157,000         6,066
   Takefuji Corporation               21,000         1,609
   TDK Corporation                    13,000         1,049
   Terumo                            125,000         2,488
   THK Corporation                    31,000           459
   Tokai Bank                        247,000         1,588
   Tokio Marine & Fire Insurance     166,000         1,888
   Tokyo Electric Power              431,000         9,251
   Tokyo Electronics                 143,000         7,379
   Tokyo Ohka Kogyo                   29,000           798
   Toray                             308,000         1,594
   Toshiba                           146,000           994
   Toyota Motor                      270,000         7,795
   Yamanouchi Pharmaceutical         142,000         4,482
   Yamato Transportation              72,000         1,172
                                                  --------
                                                   298,863
                                                  --------
MALAYSIA (2) -- 0.1%
   Austral Enterprises               188,000           132
   Berjaya Sports                     72,000            68
   Genting Berhad                     30,000            50
   IOI Properties                    222,000            82
   Kuala Lumpur Kepong Berhad,
     Series B                         63,000            59
   Petronas Gas                       70,000           106
   Rothmans of Pall Mall              21,000            93
   Sime Darby                         88,000            60
   Telekom Malaysia                   71,000           107
   Westmont Berhad Industries*(1)    218,000            --
   YTL                                96,000            89
                                                  --------
                                                       846
                                                  --------



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

MEXICO -- 0.5%
   Cenentos de Mexico ADR            365,000      $  2,989
   Telefonos de Mexico ADR            63,000         4,127
                                                  --------
                                                     7,116
                                                  --------
NETHERLANDS -- 7.5%
   Aegon                              68,773         6,265
   DSM                               129,224        11,076
   Elsevier                          762,600        11,340
   Fortis Amev                       329,062        12,605
   Heineken                           56,000         2,818
   Hoogovens                         162,323         5,370
   Ing Groep                          92,195         5,071
   Koninklijke Ahold                 103,800         3,971
   Koninklijke Pakhoed Holdings       26,800           648
   KPN                                88,360         3,508
   Laurus                            411,422         9,974
   Royal Dutch Petroleum             153,150         8,127
   TNT Post Group                    303,117         9,112
   Van Ommeren                        15,200           442
   VNU                               314,919        12,250
                                                  --------
                                                   102,577
                                                  --------
NEW ZEALAND -- 0.1%
   Telecom of New Zealand            164,381           802
                                                  --------
NORWAY -- 0.1%
   Orkla AS, Series A                101,000         1,545
                                                  --------
SINGAPORE -- 0.5%
   City Developments                  70,000           365
   Cycle & Carriage                   48,000           203
   Development Bank of Singapore `F' 482,000         3,657
   Keppel                             58,000           157
   Keppel Tat Lee Bank Ltd.          145,000           244
   OCBC `F'                           58,000           393
   Overseas Union Bank `F'            68,000           240
   Parkway Holdings                  118,000           231
   Singapore International
    Airlines `F'                      64,000           463
   Singapore Press Holdings           17,078           189
   Singapore Telecommunications      294,000           419
   Wing Tai Holdings                 360,000           292
                                                  --------
                                                     6,853
                                                  --------
SOUTH AFRICA -- 0.2%
   Sasol                             236,200         1,171
   South African Brewery             165,089         1,436
                                                  --------
                                                     2,607
                                                  --------
SPAIN -- 2.2%
   Autopistas Concesionaria Espanola  75,075           960
   Banco Santander                   106,549         2,181
   Endesa                            271,500         6,840
   Energia e Industrias Aragonesas    72,000           375

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL
EQUITY FUND--CONCLUDED


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Repsol                             90,100     $    4,631
   Sevillana de Electricidad          62,800            849
   Telefonica de Espana              348,558         14,756
                                                 ----------
                                                     30,592
                                                 ----------
SWEDEN -- 2.7%
   Astra AB, Series A                308,000          7,041
   Electrolux AB                     546,801         10,809
   Ericsson, Series B                412,500         10,005
   Foreningssparbaken, Series A       58,000          1,361
   Hennes & Mauritz, Series B         30,000          2,256
   Investor, Series B                 18,000            786
   Scania, Series A                   81,400          2,211
   Skandinaviska Enskilda Bank       104,300          1,271
   SKF, Series B                      64,200            911
   Trelleborg, Series B               48,800            471
                                                 ----------
                                                     37,122
                                                 ----------
SWITZERLAND -- 6.1%
   Adecco                             20,786         10,537
   Baloise Holding                     7,170          6,146
   Compagnie Financiere Richemont      1,725          2,864
   Credit Suisse Group                 8,500          1,584
   Holderbank Financiere Glarus        2,500          2,793
   Julius Baer Holdings                  300            972
   Nestle SA, Registered               4,570          8,295
   Novartis AG                         8,054         13,053
   Oz Holdings AG, Series B            1,580          1,440
   Sairgroup-- Registered             19,230          4,134
   Schweizerische Rueckversicherungs     960          2,122
   Swisscom AG*                        8,984          3,505
   UBS AG, Registered                 42,743         13,416
   Zurich Allied                      18,691         11,948
                                                 ----------
                                                     82,809
                                                 ----------
UNITED KINGDOM -- 18.5%
   3I Group                          319,200          3,220
   Abbey National                    661,955         13,591
   Allied Zurich*                     90,250          1,215
   Barclays Bank                     652,800         18,737
   Berkeley Group                    120,633          1,220
   BG                                176,470          1,035
   Boc Group                         172,800          2,406
   British Telecommunications        792,373         12,910
   Cadbury Schweppes                 208,400          3,019
   CMG                                55,100          1,558
   Coca-Cola Beverages*              303,000            488
   EMI Group                         289,100          2,061
   George Wimpey                     346,800            883
   GKN                               167,000          2,535
   Glaxo Wellcome                    355,800         11,904
   Great Universal Stores          1,062,000         11,553
   Halifax                           139,800          1,711

------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------

   Kingfisher                      1,014,600     $   12,770
   Lasmo                             896,900          1,814
   Lex Service                       127,000            842
   National Westminster Bank         673,769         15,506
   Orange*                           168,000          2,346
   Powergen                          405,900          4,461
   Railtrack Group                   293,300          6,722
   Reckitt & Colman                   61,693            593
   Reuters Group                     262,000          3,842
   RJB Mining                        295,500            300
   Royal & Sun Alliance Insurance
     Group                             9,293            934
   Safeway                           300,000          1,171
   Scottish Power                     99,000            862
   Siebe                           1,105,700          4,869
   Signet Group*                   1,065,600            824
   SmithKline Beecham              1,278,763         18,414
   Standard Chartered Bank         1,198,700         16,913
   Tate & Lyle                       320,000          2,138
   TI Group                          290,000          1,878
   Thames Water                      212,575          3,220
   United Assurance Group            166,800          1,180
   United Utilities                  397,200          4,737
   Vodafone Group                  1,719,507         31,896
   Whitbread, Series A               942,500         14,582
   Yorkshire Water                   239,700          1,721
   Zeneca Group                      148,600          7,012
                                                 ----------
                                                    251,593
                                                 ----------
Total Foreign Common Stocks
   (Cost $1,161,743)                              1,300,978
                                                 ----------

FOREIGN PREFERRED STOCKS -- 0.2%
GERMANY -- 0.0%
   SAP*                                1,200            385
                                                 ----------
ITALY -- 0.2%
   Fiat*                           1,640,200          2,757
                                                 ----------
Total Foreign Preferred Stocks
   (Cost $4,193)                                      3,142
                                                 ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (3)
     4.38%, 05/20/99                $  3,000          2,982
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $2,982)                                      2,982
                                                 ----------

------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------


REPURCHASE AGREEMENTS -- 2.8%
   J.P. Morgan (3)
     4.95%, dated 03/31/99, matures
     04/01/99, repurchase price
     $24,244,029 (collateralized
     by Federal Home Loan Bank
     Discount Note, due 04/01/99, par
     value $24,651,000,
     market value $24,644,566)       $24,161     $   24,161
   State Street Bank 4.00%,
     dated 03/31/99, matures
     04/01/99, repurchase price
     $13,302,477 (collateralized
     by U.S. Treasury Note, 7.25%,
     due 08/15/22, par value
     $11,515,000, market value
     $13,573,306)                     13,301         13,301
                                                 ----------
Total Repurchase Agreements
   (Cost $37,462)                                    37,462
                                                 ----------
Total Investments -- 98.9%
   (Cost $1,206,380)                              1,344,564
                                                 ----------
Other Assets and Liabilities, Net-- 1.1%             14,558
                                                 ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 126,309,867 outstanding
   shares of beneficial interest                  1,236,779
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 36,631
   outstanding shares of
   beneficial interest                                  367
Distributions in excess of net
   investment income                                 (4,489)
Accumulated net realized loss
   on investments                                   (11,892)
Net unrealized appreciation on investments          138,184
Net unrealized appreciation on futures contracts        263
Net unrealized depreciation on forward
   foreign currency contracts, foreign currency
   and translation of other assets and liabilities
   in foreign currency                                  (90)
                                                 ----------
 Total Net Assets -- 100.0%                      $1,359,122
                                                 ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   CLASS A                                           $10.76
                                                 ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   CLASS D                                           $10.66
                                                 ==========

MAXIMUM OFFERING PRICE PER SHARE --
   CLASS D ($10.66/95%)                              $11.22
                                                 ==========

* NON-INCOME PRODUCING SECURITY



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
ADR -- AMERICAN DEPOSITORY RECEIPT
`F' -- FOREIGN
GDR -- GLOBAL DEPOSITORY RECEIPT
RNC -- RISPARMIO NON-CONVERTIBLE
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(2) THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITITES
    ARE SUBJECT TO A LEVY DEPENDING UPON THE LENGTH OF TIME THE POSITION HAS BEEN HELD. THIS LEVY IS APPLICABLE TO SECURITIES PURCHASED BEFORE
    FEBRUARY 15, 1999. THESE SECURITIES ARE CONSIDERED ILLIQUID AND
    ARE BEING FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(3) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $27,993,692.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS
EQUITY FUND

FOREIGN COMMON STOCKS -- 92.2%
ARGENTINA -- 4.3%
   Banco De Galicia ADR*             124,900      $  2,006
   Perez Companc                     515,172         2,408
   Quilmes Industrial ADR            439,860         4,151
   Telecom Argentina Stet France
     ADR*                            233,495         6,407
   Telefonica Argentina ADR          117,431         3,552
   YPF ADR                           340,094        10,734
                                                  --------
                                                    29,258
                                                  --------
BRAZIL -- 5.5%
   Aracruz Celulose, ADR             123,600         1,792
   Centrais Eletricas Brasileiras 47,026,000           916
   CIA Electric Est Rio Janeiro 6,066,202,000        1,415
   CIA Paranaense Energia ADR        292,415         2,193
   CIA Vale Rio Doce ADR*            107,595         1,568
   Companhia Riograndense
     Telecom*                     17,351,441         5,261
   Eletropaulo Eletrecidade
     Metropolitana                17,060,000           620
   Petrobras ADR                          18           258
   Sider Nacional, Series A       67,965,000         1,131
   Tele Centro Sul Participacoes
     ADR*                             49,000         2,263
   Tele Norte Leste Participacoes
     ADR*                            391,920         6,027
   Telebras ADR                       86,235         6,953
   Telecomunicacoes de Sao Paulo
     Participacoes ADR               116,300         2,399
   Teleleste Celular Participacoes
     ADR                               3,200           102

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONTINUED
------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
   Telenordeste Cel Participacoes
     ADR                               7,130       $   159
   Telesudeste Celular ADR            43,615           883
   Unibanco GDR*                     212,566         4,092
                                                   -------
                                                    38,032
                                                   -------
CHILE -- 2.7%
   Banco De A. Edwards ADR*           67,460           767
   Banco Santander ADR                26,851           403
   Banco Santiago ADR                 15,356           271
   Cervecerias Unidas ADR             95,216         2,077
   Chilectra ADR                     178,828         3,866
   CIA Telecomunicacion Chile
     ADR                             192,902         4,545
   Distribucion y Sevicio ADR        115,576         1,423
   Empresa Nacional de
     Electricidad ADR*               179,796         2,528
   Enersis ADR                        64,903         1,740
   Quinenco                           88,542           880
                                                   -------
                                                    18,500
                                                   -------
CHINA -- 0.0%
   Shenzhen Konka Electronics
     Group, Series B                  44,400            27
                                                   -------
CZECH REPUBLIC -- 0.7%
   Ceske Radiokomunikace (A)*         58,400         2,002
   Ceske Radiokomunikace GDR*          4,900           168
   Galena*                             8,000            77
   Komercni Banka GDR*               242,600           958
   SPT Telecom*                       84,380         1,127
   Tabak                               2,200           481
                                                   -------
                                                     4,813
                                                   -------
EGYPT -- 0.4%
   AL Ahram Beverage SA
     GDR (A)*                         40,900         1,303
   Alexandria National Iron
     & Steel*                          2,947           130
   EFG Hermes GDR*                    70,700           855
   Orascom Projects*                  16,884           129
                                                   -------
                                                     2,417
                                                   -------
ESTONIA -- 0.2%
   Eesti Telekom GDR (A)*                 45         1,020
   Eesti Telekom GDR*                     17           401
                                                   -------
                                                     1,421
                                                   -------
GREECE -- 7.2%
   Alpha Credit Bank                  91,444         6,075
   Alpha Finance                      44,400         1,533
   Athens Medical Care                86,640         1,747


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Attica Enterprises*                77,600       $   661
   Chipita International              14,250           518
   Commercial Bank of Greece          27,700         4,328
   Delta Informatics                  32,400         1,233
   Ergo Bank                          14,801         1,107
   Hellenic Bottling                  74,431         2,210
   Hellenic Petroleum*               106,000           828
   Hellenic Technodomiki              44,000           485
   Hellenic Telecommunications
     Organization                    212,388         5,157
   Intracom                           96,486         5,621
   Intrasoft                          53,400         1,260
   Maillis                            62,040         1,438
   National Bank of Greece           159,920        10,826
   Panafon Hellenic Telecom GDR*      50,900         1,288
   Panafon Hellenic Telecom*          27,750           721
   Sarantis*                          52,249           778
   Titan Cement                       18,670         1,421
                                                   -------
                                                    49,235
                                                   -------
HONG KONG -- 1.4%
   Cheung Kong Holdings               51,000           388
   Cheung Kong Infrastructure        142,000           271
   China Resources Enterprises       580,000           846
   China Telecom*                  1,511,000         2,515
   Cosco Pacific                     900,000           421
   Dah Sing Financial                200,400           494
   Dao Heng Bank Group               158,600           524
   Formosa Fund*                          90           689
   Legend Holdings Limited         3,000,000         1,326
   Li & Fung                         374,000           792
   NG Fung Hong                      300,000           228
   Shanghai Industrial Holdings      328,000           574
   Zhejiang Expressway*            2,948,000           502
                                                   -------
                                                     9,570
                                                   -------
HUNGARY -- 1.2%
   Borsodchem                         11,100           205
   Borsodchem GDR                      4,000            75
   Cofinec GDR                        23,450           164
   Gedeon Richter GDR (A)              7,050           229
   Gedeon Richter GDR                  3,945           130
   Magyar Tavkozlesi ADR             167,900         4,491
   MOL Magyar Olaj-ES Gazipari
     GDR                              96,640         1,981
   OTP Bank GDR                       28,670         1,111
                                                   -------
                                                     8,386
                                                   -------
INDIA -- 7.1%
   Agora GDR*                         46,500           484
   Bajaj Auto GDR                    217,580         3,704
   BSES GDR                          451,350         4,457
   Hindalco Industries GDR           352,400         4,343

--------------------------------------------------------------------------------


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   India Fund                        971,530      $  9,108
   Industrial Credit and Investment
     of India                        468,620         2,894
   Infosys Technologies*              84,830         3,658
   ITC GDR                           343,670         9,382
   Mahanagar Telephone Nigam Ltd.
     GDR                             308,975         3,275
   Ranbaxy Laboratories GDR          252,100         4,160
   Videsh Sanchar GDR                335,900         3,351
                                                  --------
                                                    48,816
                                                  --------
INDONESIA -- 0.5%
   Reliance Industries GDR           520,900         3,295
                                                  --------
ISRAEL -- 0.8%
   Bank Hapoalim                     538,800         1,265
   Bezeq Israeli Telecommunication*  441,265         1,820
   Gilat Satellite Networks*          42,000         2,520
                                                  --------
                                                     5,605
                                                  --------
MALAYSIA (1) -- 2.4%
   Berjaya Sports                    997,000           936
   Genting Berhad                    774,000         1,298
   IOI Corporated Berhad           4,819,000         1,787
   Kian Joo Can Factory              295,000           297
   Kuala Lumpur Kepong Berhad        748,000           702
   Malayan Cement Berhad             956,000           243
   Malaysia International Shipping 1,354,000         1,293
   Malaysian Assurance Alliance      954,400           636
   Malaysian Pacific Industries      657,000           745
   O.Y.L. Industries                 546,200           657
   Petronas Gas                      736,000         1,118
   Rothmans of Pall Mall             550,400         2,443
   Sime Darby Malaysia             1,375,000           938
   Technology Resources              890,000           232
   Telekom Malaysia                  905,000         1,366
   Tenaga Nas                        691,000           763
   YTL Corporation Berhad          1,185,000         1,103
                                                  --------
                                                    16,557
                                                  --------
MEXICO -- 15.5%
   ALFA, Series A                    461,847         1,404
   Carso Telecom Common            1,626,732         8,442
   Cemex                           2,577,374        10,529
   Cemex ADR                         158,392         1,330
   Cemex, Series B                   493,419         2,075
   Cifra ADR, Class V                193,100         2,988
   Cifra de CV, Series C*            471,370           729
   Cifra, Series V*                  594,914           922
   Corporacion Interamericana de
     Enterenemienta, Series L*       278,000           743
   Corporacion Interamericana de
     Enterenemienta, Series B*     1,070,000         3,173


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
   Fomento Economico Mexica
     Units                         2,972,609      $  9,159
   Fomento Economico Mexicano,
     ADR                              54,768         1,694
   Grupo Carso, Series A1*         1,632,330         6,660
   Grupo Financiero Banamex,
     Series O*                       978,120         2,119
   Grupo Financiero Bancomer,
     Series O                      4,457,000         1,528
   Grupo Financiero Banorte,
     Series B*                     1,188,727         1,575
   Grupo Financiero Inbursa          239,000           638
   Grupo Industria Bimbo, Series A   270,753           604
   Grupo Modelo, Series C            732,000         1,859
   Grupo Televisa*                   380,340        11,933
   Kimberly-Clark de Mexico,
     Series A                      2,385,583         8,930
   Organizacion Soriana,
     Series B                        900,813         3,135
   Telefonos de Mexico ADR           325,872        21,345
   Tubos de Acero de Mexico
     ADR*                            165,845         1,493
   TV Avteca ADR                      82,564           516
   Vitro ADR*                        193,780         1,126
                                                  --------
                                                   106,649
                                                  --------
PAKISTAN -- 0.0%
   Pakistan State Oil                  5,051             9
                                                  --------
PERU -- 0.9%
   Buenaventura ADR                   90,329         1,197
   Cementos Lima ADR                  65,100           822
   Credicorp ADR*                    100,000           975
   Ferreyros SA                    1,275,400           892
   Telefoncia del Peru ADR           198,028         2,525
                                                  --------
                                                     6,411
                                                  --------
PHILIPPINES -- 2.9%
   Ayala Land                      3,173,600           925
   Bank of Philippine Islands      1,401,334         3,521
   International Container
    Terminal Services*             3,049,375           205
   Manila Electric Company,
     Series B                      1,025,310         3,400
   Metro Bank & Trust Company        158,600         1,263
   Philippine Long Distance          153,540         4,057
   Queenbee Res Jollibee,
     Series F*                     5,336,200         2,696
   San Miguel, Class B                    17            --
   SM Prime Holdings              18,810,200         3,899
                                                  --------
                                                    19,966
                                                  --------
POLAND -- 1.7%
   Agora GDR (A)*                     77,700           847
   Bank Polska Kasa Opieki*           35,500           369

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONTINUED
------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Bank Przemyslowo                    8,300       $   395
   Bank Rozwoju Eksportu              40,258           772
   Elektrim                          142,090         1,514
   Mostosal-Warszawa GDR*            194,300           767
   Orbis*                             76,504           604
   Pliva GDR*                        125,480         2,014
   Prokom GDR                         80,400         1,363
   Softbank SA GDR                    40,100         1,248
   Telekom Polska GDR*               350,855         1,903
                                                   -------
                                                    11,796
                                                   -------
PORTUGAL -- 0.4%
   Banco Comercial Portugues*         33,158         1,000
   Brisa Auto-Estradas                 6,800           314
   Ibersol                             6,000           542
   Jeronimo Martins                   18,800           668
   Jeronimo Martins New*               8,166           290
                                                   -------
                                                     2,814
                                                   -------
RUSSIA -- 1.4%
   Gazprom ADR                        65,000           674
   Lukoil Holding ADR                182,800         5,256
   Mosenergo ADR                     180,000           383
   Surgutneftegaz ADR                443,500         2,785
   Unified Energy System GDR         125,000           578
                                                   -------
                                                     9,676
                                                   -------
SINGAPORE -- 0.8%
   Datacraft Asia                  1,242,000         2,906
   Keppel Bank of Singapore          406,000           684
   Natsteel Electronics              361,000           987
   Venture Manufacturing             277,000         1,251
                                                   -------
                                                     5,828
                                                   -------
SOUTH AFRICA -- 10.7%
   African Oxygen                    807,992         1,248
   Amalgamated Banks of
     South Africa                    991,300         4,754
   Anglo American                     22,100           769
   Anglovaal Mining Limited          135,171           572
   B.O.E, Series N                 2,249,008         1,645
   Bidvest Group                     466,643         3,831
   Billiton PLC                      539,700         1,294
   Boe Limited                       529,075           473
   C.G. Smith Foods                  126,400         1,202
   De Beers Centenary                141,400         2,735
   Dimension Data Holdings*        1,572,890         7,006
   Firstrand                         938,700           902
   Foschini*                         711,955         1,458
   Gencor Limited                    841,500         1,929
   Gold Fields                       345,123         1,995
   Hudaco Industries                 355,800           318
   Imperial Holdings Limited*        225,440         1,832
   Investec Bank                      43,100         1,604



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------

   Ixchange Technology Holdings*     481,228       $ 1,467
   Johnnies Industrial                   510             3
   Kagiso Media Limited              794,600           497
   Kersaf Investments                181,324           637
   Lewis Foschini Investment*        176,400           109
   Lewis Foschini Investment,
     Series N*                       742,070           410
   Lonrho                            518,008         3,789
   Medi-Clinic Limited               152,700            69
   Nedcor                            124,142         2,777
   New Africa Investments,
     Series N*                     4,659,381         2,689
   Pick N Pay Holdings                29,900            15
   Pick N Pay Holdings, Series N   1,088,200           522
   Pick N Pay Stores                  28,300            37
   Pick N Pay Stores, Series N        43,000            50
   Protea Furnishers                 834,409           638
   Real Africa Holdings Limited*      62,664           151
   Real Africa Investments*          595,598         1,452
   Rembrandt Group                   328,520         2,366
   RMB Holdings                    1,801,400         2,650
   Sanlam*                         3,479,000         3,020
   Sasol                             350,000         1,735
   South African Breweries*          632,379         5,500
   South African Breweries (UK)*     311,800         2,736
   Spicer Holdings*                2,962,200           761
   Tegniese Beleg Korp               349,900         1,249
   Theta Group*                      595,400         2,033
   Unitrans Limited                  316,800           623
   Woolworths Holdings               377,300           313
                                                   -------
                                                    73,865
                                                   -------
SOUTH KOREA -- 9.0%
   Dae Duck Electronics                  882            66
   Hanjin Heavy Industries*            7,780            36
   Hanwha Chemical*                  607,309         3,458
   Housing & Commercial Bank*        142,170         2,841
   Hyundai Industrial Development
     & Construction                  176,720         1,874
   Kookmin Bank                      227,500         2,245
   Korea Electric Power              283,650         6,848
   Korea Electric Power ADR          187,950         2,385
   Korea Fund*                       207,675         2,142
   Korea Mobile Telecom ADR*         283,517         3,455
   Korean Air                        131,250         1,220
   Mirae                             414,000         1,499
   Nong Shim                          19,580         1,070
   Pohang Iron & Steel                40,110         2,454
   Pohang Iron & Steel ADR           172,900         3,091
   Pusan City Gas                     68,010         1,659
   Samsung Display Devices            55,657         2,737
   Samsung Electronic                114,523         8,874
   Samsung Electronics
     GDR (A)*                         90,947         3,720

--------------------------------------------------------------------------------


------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
   Samsung Electronics GDR,
     Class A*                            874      $     14
   Samsung Eletro-Mechanics           94,735         2,171
   Samsung Fire & Marine Insurance*    8,236         3,144
   Samsung Securities*                86,343         2,296
   SK Telecom                            592           491
   Ssangyong Oil Refining*           155,730         2,413
                                                  --------
                                                    62,203
                                                  --------
TAIWAN -- 8.5%
   Accton Technology GDR*            400,838         1,323
   Acer GDR*                         260,000         1,716
   Advanced Semiconductor
     Engineering GDR*                 45,789           618
   Advanced Semiconductor
     Engineering*                  1,024,600         2,413
   Ase Test*                          47,600         1,880
   Asia Cement GDR                   198,743         1,481
   Asustek Computer GDR*             362,454         3,316
   Asustek Computer*                 120,236         1,017
   Bank Sinopac*                   3,814,000         2,096
   Cathay Construction             2,555,000         1,381
   Cathay Life Insurance             800,000         2,585
   China Development               2,085,000         3,525
   China Steel GDS*                   50,000           655
   China Steel*                    1,000,000           655
   Chung Housing Bills Finance*    1,486,000           835
   Compal Electronics*               404,186         1,062
   CTCI*                             500,000           587
   D-Link*                           200,000           356
   Delta Electronics                 580,000         1,550
   Formosa Chemical & Fiber        1,000,000           945
   Goldsun Development &
     Construction*                 1,956,000           659
   Hon Hai Precision Industries*     400,000         2,138
   Hua Nan Bank                      880,000         1,515
   Nan Ya Plastic*                   380,000           559
   Pacific Electric Wire & Cable     500,000           293
   Siliconware Precision GDR*         70,000           926
   Siliconware Precision Industries* 600,000         1,223
   Synnex Technology International   400,136         1,637
   Taiwan American Fund               80,000           990
   Taiwan Semiconductor ADR*         352,875         8,337
   Taiwan Semiconductor*           1,700,000         5,338
   Winbond Electronics (A)*          167,500         1,960
   Winbond Electronics*              722,000           855
   Yageo GDR*                        296,000         1,332
   Yang Ming Marine Transport
     GDR*                            123,425           793
                                                  --------
                                                    58,551
                                                  --------
THAILAND -- 2.6%
   Advanced Info Service             149,200         1,081
   Bangkok Bank `F'*               2,122,200         4,352
   Bangkok Expressway `F'*            99,600            72



------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
   Bangkok Expressway Public*        629,900      $    453
   Bec World Public `F'              187,300           908
   Electric Generating Public
     Company*                        473,310           945
   Italian Thai Development `F'*     140,100           261
   Italian Thai Development*          79,600           148
   Kce Electronics*                  245,100           450
   National Petrochemical `F'*       658,400           298
   National Petrochemical*           618,000           280
   PTT Exploration `F'*              178,300         1,386
   Shinawatra Computer Public*       123,600           323
   Siam Cement*                       60,700         1,229
   Thai Airways International `F'*   150,300           212
   Thai Airways International*       470,600           664
   Thai Farmers Bank `F'*          2,080,100         4,209
   Thai Farmers Bank Warrants*        26,138             3
   Tipco Asphalt `F'*                199,200           342
                                                  --------
                                                    17,616
                                                  --------
TURKEY -- 3.0%
   Akbank                         80,752,400         2,602
   Akcansa Cimento                20,200,000           483
   Aksigorta                      29,551,000         1,547
   Cukurova Elektrik                 390,000           492
   Dogan Sirketler Grubu Holdings 42,376,500           381
   Ege Biracilik ve Malt Sanayi    4,450,000           466
   Haci Omer Sabanci Holdings     23,419,400           566
   Hurriyet Gazetesi              14,800,000           250
   Koc Holdings                    4,900,000           612
   Migros Turk                     1,897,206         2,496
   Milliyet Gazetecilik*          81,097,000           729
   Tansas                          2,307,250           728
   Tupras Turkiye Petrol Rafine*   6,875,000           489
   Turkiye Garanti Bankasi*       44,150,000         1,837
   Turkiye Is Bankasi             79,550,000         3,471
   Usas Ucak Servisi                 140,000           256
   Yapi Ve Kredi Bankasi         164,559,849         3,049
                                                  --------
                                                    20,454
                                                  --------
VENEZUELA -- 0.4%
   Compania Anonima Nacional
     Telecom ADR                     109,869         1,998
   La Electricidad de Caracas         51,133           787
                                                  --------
                                                     2,785
                                                  --------
Total Foreign Common Stocks
   (Cost $559,783)                                 634,555
                                                  --------

FOREIGN PREFERRED STOCKS -- 6.2%
BRAZIL -- 6.2%
   Banco Estudo de Sao Paulo*         29,700         1,351
   Banco Itau                      3,825,132         1,940
   Cemig ADR*                         49,700         1,124
   Cemig CIA Energy*             318,260,175         7,098

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

EMERGING MARKETS
EQUITY FUND--CONCLUDED


------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------

   Centrais Eletricas Brasileiras
     SA, Series B*                56,174,000       $ 1,179
   CIA Vale do Rio, Series A         453,073         6,605
   Companhia Paranese de
     Energia, Series B*          388,043,169         2,919
   Embratel Participacoes*       223,706,000         3,731
   Gerdau                        106,815,000         1,102
   Petrol Brasileiros             52,784,286         7,354
   Tele Centro Sul Participacoes* 250,521,817        2,337
   Tele Leste Celular
     Participacoes             1,154,020,000           767
   Tele Nordeste Cel
     Participacoes               599,937,800           647
   Tele Norte Celular
     Particacoes*              1,087,991,000           647
   Tele Norte Leste
     Participacoes*               96,577,000         1,475
   Tele Sudeste Cellular
     Participacoes               115,965,000           486
   Telecom Brasileiros             2,291,000           186
   Telesp Celular Participacoes  122,213,000         1,019
   Usiminas Gerais*                  199,931           342
                                                   -------
                                                    42,309
                                                   -------
Total Foreign Preferred Stocks
   (Cost $37,547)                                   42,309
                                                   -------

FOREIGN CONVERTIBLE BONDS -- 0.4%
TAIWAN -- 0.4%
   Delta Electronic
     1.08%, 02/23/06                   1,000           995
   Far East Department Stores
     8.08%, 07/06/01                     350           314
   Nan Ya Plastics 144A (A)
     1.750%, 07/19/01                    390           440
   Pacific Construction
     5.61%, 10/20/04                   1,000           778
   Walsin Lihwa
     11.26%, 06/16/04                    500           349
                                                   -------
                                                     2,876
                                                   -------
Total Foreign Convertible Bonds
   (Cost $3,088)                                     2,876
                                                   -------

REPURCHASE AGREEMENTS -- 1.8%
   J.P. Morgan,
     4.95%, dated 03/31/99, matures
     04/01/99, repurchase price $6,624,734
     (collateralized by Federal
     Home Loan Bank Discount Note,
     due 04/21/99, par
     value $6,742,000, market
     value $6,722,634)                $6,590         6,590



------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   State Street Bank,
     4.00%, dated 03/31/99,
     matures 4/01/99,
     repurchase price $5,496,611
     (collateralized by
     U.S. Treasury Note, 7.25%,
     due 08/15/22, par
     value $4,760,000,
     market value $5,610,850)         $5,496      $  5,496
                                                  --------
Total Repurchase Agreements
   (Cost $12,086)                                   12,086
                                                  --------
Total Investments -- 100.6%
   (Cost $612,504)                                 691,826
                                                  --------
Other Assets and Liabilities, Net-- (0.6%)          (3,945)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 89,596,357 outstanding
   shares of beneficial interest                   867,506
Distributions in excess of net
   investment income                                (2,585)
Accumulated net realized loss
   on investments                                 (256,112)
Net unrealized appreciation on investments          79,322
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency                (250)
                                                  --------
 Total Net Assets -- 100.0%                       $687,881
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $7.68
                                                  ========

* NON-INCOME PRODUCING SECURITIES
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
'F' -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE
UK -- BRITISH POUNDS STERLING
(1) THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITITES ARE SUBJECT TO A LEVY DEPENDING UPON THE LENGTH OF TIME THE
    POSITION HAS BEEN HELD. THIS LEVY IS APPLICABLE TO SECURITIES PURCHASED BEFORE FEBRUARY 15, 1999. THESE SECURITIES ARE CONSIDERED ILLIQUID AND
    ARE BEING FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


INTERNATIONAL FIXED
INCOME FUND
------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
FOREIGN BONDS -- 91.4%
AUSTRALIA -- 0.4%
   Queensland Treasury
     6.500%, 06/14/05                  4,367       $ 2,905
                                                   -------
CANADA -- 2.5%
   Government of Canada
     7.250%, 06/01/07                 19,608        14,805
     9.000%, 06/01/25                  1,005         1,003
                                                   -------
                                                    15,808
                                                   -------
DENMARK -- 5.8%
   Kingdom of Denmark
     7.000%, 11/15/07                 32,800         5,678
     7.000%, 11/10/24                  3,200           578
   Nykredit
     7.000%, 10/01/19                 60,919         9,015
   Unikredit Realkredit
     6.000%, 10/01/29                160,551        22,666
                                                   -------
                                                    37,937
                                                   -------
FRANCE -- 2.2%
   Government of France BTAN
     4.750%, 03/12/02                  4,674         5,265
   Government of France OAT
     8.500%, 10/25/19                  5,610         8,958
                                                   -------
                                                    14,223
                                                   -------
GERMANY -- 20.2%
   Depfa Bank
     4.750%, 03/20/03                  8,636         9,760
   Deutschland Republic
     6.000%, 02/16/06                 53,310        65,314
     6.000%, 07/04/07                 30,150        37,192
     6.250%, 01/04/24                 14,331        18,275
   KFW International Finance
     6.625%, 04/15/03                    582           703
                                                   -------
                                                   131,244
                                                   -------
ITALY -- 4.3%
   Republic of Italy
     5.000%, 01/15/01                  6,878         7,680
     4.500%, 07/15/03                 14,729        16,574
     6.750%, 07/01/07                  3,055         3,878
                                                   -------
                                                    28,132
                                                   -------
JAPAN -- 22.9%
   Asian Development Bank
     3.125%, 06/29/05              3,413,000        32,023
   European Investment Bank
     3.000%, 09/20/06              7,291,000        68,486


------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
   Export-Import Bank
     2.875%, 07/28/05              3,280,000      $ 30,450
   Japanese Development Bank
     2.875%, 12/20/06              1,940,000        17,942
                                                  --------
                                                   148,901
                                                  --------
NETHERLANDS -- 15.2%
   Kingdom of Netherlands
     5.750%, 01/15/04                 77,532        91,902
     5.500%, 01/15/28                  5,808         6,725
                                                  --------
                                                    98,627
                                                  --------
NEW ZEALAND -- 1.5%
   Government of New Zealand
     10.000%, 03/15/02                12,230         7,402
      7.000%, 07/15/09                 4,395         2,562
                                                  --------
                                                     9,964
                                                  --------
NORWAY -- 1.1%
   Government of Norway
     7.000%, 05/31/01                 52,810         7,111
                                                  --------
SWEDEN -- 3.1%
   Kingdom of Sweden
     10.250%, 05/05/03               133,600        20,341
                                                  --------
UNITED KINGDOM -- 12.2%
   United Kingdom Treasury
     7.000%, 06/07/02                 16,881        29,098
     8.500%, 07/16/07                 10,097        20,495
     7.250%, 12/07/07                 15,490        29,623
                                                  --------
                                                    79,216
                                                  --------
Total Foreign Bonds
   (Cost $586,649)                                 594,409
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 3.8%
   FNMA
     6.875% 06/07/02               UK 10,305        17,428
     6.375%, 08/15/07              AD 10,700         6,994
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations (Cost $24,797)                24,422
                                                  --------

U.S. TREASURY OBLIGATIONS -- 0.9%
   U.S. Treasury Bond
     6.125%, 11/15/27                    790           819
   U.S. Treasury Notes
     6.000%, 06/30/99                    440           442
   4.500%, 09/30/00                    2,520         2,501
     5.750%, 11/30/02                    502           511
     5.250%, 08/15/03                  1,400         1,403

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

INTERNATIONAL FIXED
INCOME FUND--CONCLUDED

------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------

   U.S. Treasury Strips
     5.930%, 08/15/12                    959      $    439
                                                  --------
Total U.S. Treasury Obligations
   (Cost $6,197)                                     6,115
                                                  --------

REPURCHASE AGREEMENT -- 0.2%
   State Street Bank
     4.00%, dated 03/31/99, matures
     04/01/99, repurchase price
     $1,549,172 (collaterialized
     by U.S. Treasury Note, 7.25%,
     08/15/22, par value $1,345,000,
     market value $1,585,418)         $1,549         1,549
                                                  --------
Total Repurchase Agreement
   (Cost $1,549)                                     1,549
                                                  --------
Total Investments -- 96.3%
   (Cost $619,192)                                 626,495
                                                  ========
Other Assets and Liabilities, Net -- 3.7%           23,947

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   59,139,903 outstanding shares
   of beneficial interest                          645,576
Distributions in excess of net
   investment income                                (3,815)
Accumulated net realized gain
   on investments                                    2,252
Net unrealized appreciation on investments           7,303
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency                (874)
                                                  --------
 Total Net Assets -- 100.0%                       $650,442
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $11.00
                                                    ======

(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
AD -- AUSTRALIAN DOLLAR
BTAN -- BONS DU TRESOR A TAUX FIXE ET A INTERET ANNEL
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
OAT -- OBLIGATIONS ASSIMILABLES DE TRESOR
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES UK -- BRITISH POUNDS STERLING

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS
DEBT FUND

------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
FOREIGN BONDS -- 98.6%
ALGERIA -- 2.8%
   Republic of Algeria FRN Tranche
     Restructured, Series 3
     6.375%, 03/04/10                  5,800       $ 2,494
   Republic of Algeria FRN Tranche
     Restructured, Series 1
     6.375%, 09/04/06                  3,000         1,395
   Republic of Algeria FRN Tranche
     Restructured, Series A
     7.188%, 03/04/00                  2,433         2,080
                                                   -------
                                                     5,969
                                                   -------
ARGENTINA -- 17.4%
   Government of Argentina
     11.000%, 12/04/05                17,125        16,269
     11.750%, 02/12/07              AR 6,250         5,739
     11.375%, 01/30/17                 1,500         1,414
   Government of Argentina (A)
     11.750%, 02/12/07              AR 2,750         2,525
   Government of Argentina Bocon
     Proveedores 1
      2.953%, 04/01/07              AR 4,972         3,296
   Government of Argentina FRN (A)
     14.250%, 11/30/02                 2,000         1,900
     12.110%, 04/10/05                 6,250         5,766
   Government of Argentina Global
     Warrant*                         10,875           261
                                                   -------
                                                    37,170
                                                   -------
BRAZIL -- 10.5%
   Government of Brazil, Series EI
     6.211%, 04/15/06                  1,224           884
   Government of Brazil Discount
     Notes, Series L
     6.188%, 04/15/12                  6,550         3,807
   Government of Brazil Discount
     Notes, Series ZL
     6.125%, 04/15/24                 12,250         7,610
   Government of Brazil NMB L
     Bearer (A)
     6.188%, 04/15/09                  7,700         4,861
   Government of Brazil NMB L
     Registered (A)
     6.188%, 04/15/09                  8,250         5,208
                                                   -------
                                                    22,370
                                                   -------
BULGARIA -- 2.1%
   Republic of Bulgaria FLIRB,
     Series A
     2.535%, 07/28/12                  3,950         2,232

--------------------------------------------------------------------------------

------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
-----------------------------------------------------------
   Republic of Bulgaria Discount
     Notes, Series A
      5.875%, 07/28/24                 3,350       $ 2,244
                                                   -------
                                                     4,476
                                                   -------
COLOMBIA -- 5.2%
   Republic of Colombia
      7.250%, 02/15/03                   800           722
     10.875%, 03/09/04                 6,000         6,210
   Republic of Columbia
      7.270%, 06/15/03                 1,250         1,103
   Republic of Columbia FRN (A)
     10.986%, 08/13/05                 3,250         2,966
                                                   -------
                                                    11,001
                                                   -------
COSTA RICA -- 1.0%
   Government of Costa Rica FRN,
     Series B (A)
     5.869%, 05/21/05                     52            50
   Government of Costa Rica,
     Series B
     6.250%, 05/21/15                  2,600         2,158
                                                   -------
                                                     2,208
                                                   -------
CROATIA -- 3.2%
   Government of Croatia FRN,
     Series A
     5.813%, 07/31/10                  6,250         4,875
   Government of Croatia FRN,
     Series B (A)
     5.813%, 07/31/06                  2,434         1,996
                                                   -------
                                                     6,871
                                                   -------
ECUADOR -- 3.1%
   Government of Ecuador FRB,
     Series IE (A)
     6.000%, 12/21/04                    200            84
   Government of Ecuador FRN
     6.000%, 02/28/25                  1,750           814
   Government of Ecuador Par
     4.000%, 02/28/25                 13,700         5,617
   Government of Ecuador PDI
     3.750%, 02/27/15                     93            31
                                                   -------
                                                     6,546
                                                   -------
IVORY COAST -- 1.1%
   Ivory Coast FLIRB (A)
    11.92%, 03/29/18                   2,500           650
   Ivory Coast PDI
     9.79%, 03/29/18                   5,184         1,730
                                                   -------
                                                     2,380
                                                   -------



------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
MEXICO -- 16.7%
   Government of Mexico Par Bonds,
     Series A
     6.250%, 12/31/19                 15,400       $12,012
   Government of Mexico Par Bonds,
     Series B
     6.250%, 12/31/19                  7,850         6,123
   Petroleos Mexicanos
      9.250%, 03/30/18                 3,750         3,263
   United Mexican States
     10.375%, 02/17/09                13,100        13,526
   United Mexico States Warrant*      16,325           620
                                                   -------
                                                    35,544
                                                   -------
MOROCCO -- 4.2%
   Morocco R&C Loan FRN,
     Tranche A
     6.063%, 01/01/09                 11,154         9,035
                                                   -------
PANAMA -- 2.5%
   Government of Panama
     8.250%, 04/22/08                  2,000         1,865
   Government of Panama IRB
     4.000%, 07/17/14                  4,050         3,179
   Government of Panama PDI
     4.000%, 07/17/16                    295           233
                                                   -------
                                                     5,277
                                                   -------
PERU -- 4.7%
   Republic of Peru FRB
     3.750%, 03/07/17                 12,625         7,449
   Republic of Peru PDI
     4.500%, 03/07/17                  4,000         2,525
                                                   -------
                                                     9,974
                                                   -------
PHILIPPINES -- 3.7%
   Government of Philippines
     8.750%, 10/07/16                    500           465
     9.875%, 01/15/19                  7,500         7,481
                                                   -------
                                                     7,946
                                                   -------
POLAND -- 3.3%
   Republic of Poland RSTA
     4.000%, 10/27/24                  6,350         4,382
   Telekomunikacja Polska
     SA (A)
     7.750%, 12/10/08                  2,750         2,681
                                                   -------
                                                     7,063
                                                   -------
RUSSIA -- 4.8%
   Russian Government Principal
     Loans*
     0.000%, 12/15/20                 32,850         2,258

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

EMERGING MARKETS DEBT
FUND--CONCLUDED

------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
   Russian Government
     12.750%, 06/24/28                 6,235      $  1,777
   Russian IAN FRN*
      0.000%, 12/15/15                10,186           788
   Russian Ministry Finance
     11.000%, 07/24/18                21,500         5,482
                                                  --------
                                                    10,305
                                                  --------
SOUTH KOREA -- 2.3%
   Korea Development Bank
      7.900%, 02/01/02                 1,625         1,625
      6.625%, 11/21/03                 1,250         1,184
   Korea Export-Import Bank
      7.250%, 06/25/01                 1,750         1,731
      6.500%, 02/10/02                   385           369
                                                  --------
                                                     4,909
                                                  --------
VENEZUELA -- 10.0%
   Government of Venezuela
     13.625%, 08/15/18                20,275        16,423
   Government of Venezuela
     Discount, Series A (A)
      5.813%, 03/31/20                 1,500           998
   Government of Venezuela FLIRB,
     Series A
      6.000%, 03/31/07                 5,904         4,008
   Government of Venezuela FRN
      5.938%, 12/18/07                    --            --
                                                   -------
                                                    21,429
                                                   -------
Total Foreign Bonds
   (Cost $216,494)                                 210,473
                                                  --------
------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
   State Street Bank
     4.87%, dated 03/31/99, matures 04/01/99,
     repurchase price $3,080,417
     (collateralized by U.S. Treasury
     Note, 8.175%, 05/15/21, par
     value $2,420,000,
     market value $3,146,000)        $ 3,080      $  3,080
                                                  --------
Total Repurchase Agreement
   (Cost $3,080)                                     3,080
                                                  --------
Total Investments-- 100.0%
   (Cost $219,574)                                $213,553
                                                  --------
* NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
AR -- ARGENTINA PESO
FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRB -- FLOATING RATE BOND
FRN -- FLOATING RATE NOTE
IAN -- INTEREST ARREARS NOTE
IRB -- INTEREST REVENUE BOND
NMB -- NEW MONEY BOND
PDI -- PAST DUE INTEREST
RSTA -- REVOLVING SHORT TERM AGREEMENT
(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

                                                                   ---------
                                                                   EMERGING
                                                                    MARKETS
                                                                   DEBT FUND
                                                                   ---------
ASSETS:
   Investment securities (Cost $219,574)                            $213,553
   Interest receivable                                                 6,583
   Receivable for investment securities sold                          19,479
   Receivable for shares of beneficial interest sold                     585
   Other assets                                                           54
                                                                    --------
   Total Assets                                                      240,254
                                                                    --------
LIABILITIES:
   Payable for investment securities purchased                         8,408
   Payable for shares of beneficial interest redeemed                  2,583
   Payable to affiliates                                                 314
   Other liabilities                                                   1,197
                                                                    --------
   Total Liabilities                                                  12,502
                                                                    --------
   Net Assets                                                       $227,752
                                                                    ========

NET ASSETS:
   Fund shares of Class A (unlimited
     authorization -- no par value) based on
     30,182,594 outstanding shares of
     beneficial interest                                             268,674
   Undistributed net investment income                                 6,755
   Accumulated net realized loss on investments                      (41,656)
   Net unrealized depreciation on investments                         (6,021)
                                                                    --------
   Net Assets                                                       $227,752
                                                                    ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                          $7.55
                                                                    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED
MARCH 31, 1999 (UNAUDITED)

                                                  -------------       -----------      -------------       ----------
                                                                       EMERGING        INTERNATIONAL        EMERGING
                                                  INTERNATIONAL         MARKETS            FIXED             MARKETS
                                                   EQUITY FUND        EQUITY FUND       INCOME FUND         DEBT FUND
                                                  -------------       -----------      -------------       ----------
INVESTMENT INCOME:
   Dividends                                        $   6,556          $   3,727          $    --           $     --
   Interest                                               727                945           12,310             14,707
   Less: Foreign Taxes Withheld                          (961)              (283)              (4)                --
                                                    ---------          ---------         --------           --------
   Total Investment Income                              6,322              4,389           12,306             14,707
                                                    ---------          ---------         --------           --------
EXPENSES:
   Management fees                                      2,610              1,931            1,755                635
   Investment advisory fees                             2,928              3,119              878                831
   Less: Investment advisory fees waived                 (182)              (614)            (146)              (277)
   Shareholder servicing fees                           1,449                743              731                244
   Less: Shareholder servicing fees waived                 --                 --             (465)              (188)
   Custodian/wire agent fees                              450                528               98                 29
   Professional fees                                       41                 21               18                 13
   Registration & filing fees                              64                 36               31                 13
   Printing fees                                           22                  8               14                  3
   Trustee fees                                            12                  5                6                  2
   Pricing fees                                            10                  7                9                  9
   Distribution fees                                        1                 --               --                 --
   Amortization of deferred organization costs             --                  1               --                  2
   Miscellaneous expenses                                  18                  7                8                  3
                                                    ---------          ---------         --------           --------
   Total Expenses                                       7,423              5,792            2,937              1,319
                                                    ---------          ---------         --------           --------
NET INVESTMENT INCOME (LOSS)                           (1,101)            (1,403)           9,369             13,388
                                                    ---------          ---------         --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                            (10,548)           (81,197)           6,512             (9,689)
     Futures contracts                                    858                 --               --                 --
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                               (646)            (1,160)          (3,554)                --
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                                1,119                 32           (2,602)                --
   Net change in unrealized appreciation
     (depreciation) on investments                    236,442            217,121          (22,289)            34,309
                                                    ---------          ---------         --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 226,124          $ 133,393         $(12,564)          $ 38,008
                                                    =========          =========         ========           ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, AND FOR THE YEAR ENDED FEBRUARY 28


                                                 -------------------------------------       --------------------------------
                                                           INTERNATIONAL                            EMERGING MARKETS
                                                             EQUITY FUND                               EQUITY FUND
                                                -------------------------------------       ---------------------------------
                                                 10/1/98-       3/1/98-      2/28/97-       10/1/98-     3/1/98-     2/28/97-
                                                 3/31/99       9/30/98      2/28/98         3/31/99      9/30/98     2/28/98
                                                -------------------------------------       ---------------------------------
OPERATIONS:
   Net investment income (loss)                 $   (1,101)   $   9,403    $   8,682       $  (1,403)   $   4,679    $   (241)
   Net realized gain (loss) from
     investment transactions                        (9,690)      56,947       (9,726)        (81,197)    (146,444)    (26,146)
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign currency transactions      (646)      (2,404)       4,310          (1,160)      (1,510)     (2,534)
   Net change in unrealized appreciation
     (depreciation)
     on forward foreign currency contracts,
     futures contracts,
     foreign currencies, and translation
     of other assets and
     liabilities denominated in
     foreign currencies                              1,119       (6,248)       5,259              32         (302)          9
   Net change in unrealized
     appreciation (depreciation)
     on investments                                236,442     (171,208)      60,622         217,121     (127,954)    (38,411)
                                                ----------    ---------    ---------       ---------    ---------    --------
   Net increase (decrease) in
     net assets from operations                    226,124     (113,510)      69,147         133,393     (271,531)    (67,323)
                                                ----------    ---------    ---------       ---------    ---------    --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                       (11,193)          --      (13,649)         (1,048)          --      (1,039)
     Class D                                            (3)          --           (4)             --           --          --
   Net realized gains:
     Class A                                       (37,113)          --      (19,564)             --           --        (284)
     Class D                                           (12)          --           (6)             --           --         --
                                                ----------    ---------    ---------       ---------    ---------    --------
   Total distributions                             (48,321)          --      (33,223)         (1,048)          --      (1,323)
                                                ----------    ---------    ---------       ---------    ---------    --------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from shares issued                   431,329      445,665      485,986         199,139      361,528     421,404
     Reinvestment of cash distributions             43,631           --       25,961           1,011           --       1,122
     Cost of shares redeemed                      (260,683)    (217,039)    (220,367)       (143,084)    (101,275)    (65,606)
                                                ----------    ---------    ---------       ---------    ---------    --------
     Increase in net assets from
       Class A transactions                        214,277      228,626      291,580          57,066      260,253     356,920
                                                ----------    ---------    ---------       ---------    ---------    --------
   Class D:
     Proceeds from shares issued                        18          128          150              --           --          --
     Reinvestment of cash distributions                 15           --           10              --           --          --
     Cost of shares redeemed                           (29)         (50)         (59)             --           --          --
                                                ----------    ---------    ---------       ---------    ---------    --------
     Increase in net assets from
       Class D transactions                              4           78          101              --           --          --
                                                ----------    ---------    ---------       ---------    ---------    --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                      214,281      228,704      291,681          57,066      260,253     356,920
                                                ----------    ---------    ---------       ---------    ---------    --------
         Net increase (decrease) in net assets     392,084      115,194      327,605         189,411      (11,278)    288,274
NET ASSETS:
   Beginning of period                             967,038      851,844      524,239         498,470      509,748     221,474
                                                ----------    ---------     --------       ---------    ---------    --------
   End of period                                $1,359,122    $ 967,038     $851,844       $ 687,881    $ 498,470    $509,748
                                                ==========    =========     ========       =========    =========    ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                  41,874       42,475       49,078          28,924       44,898      36,760
     Shares issued in lieu of cash distributions     4,292           --        2,802             141           --         112
     Shares redeemed                               (25,419)     (20,820)     (22,162)        (20,271)     (12,415)     (5,763)
                                                ----------    ---------     --------       ---------    ---------    --------
     Total Class A transactions                     20,747       21,655       29,718           8,794       32,483      31,109
                                                ----------    ---------     --------       ---------    ---------    --------
   Class D:
     Shares issued                                       1           12           16              --           --          --
     Shares issued in lieu of cash distributions         2           --            1              --           --          --
     Shares redeemed                                    (3)          (5)          (6)             --           --          --
                                                ----------    ---------     --------       ---------    ---------    --------
     Total Class D transactions                         --            7           11              --           --          --
                                                ----------    ---------     --------       ---------    ---------    --------
         Net increase in capital shares             20,747       21,662       29,729           8,794       32,483      31,109
                                                ==========    =========     ========       =========    =========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE N INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, AND FOR THE YEAR ENDED FEBRUARY 28


                                                 -------------------------------------       --------------------------------
                                                           INTERNATIONAL                            EMERGING MARKETS
                                                         FIXED INCOME FUND                            DEBT FUND (1)
                                                --------------------------------------      ---------------------------------
                                                 10/1/98-       3/1/98-     2/28/97-        10/1/98-     3/1/98-     6/29/97-
                                                 3/31/99       9/30/98      2/28/98         3/31/99      9/30/98     2/28/98
                                                -------------------------------------       ---------------------------------
OPERATIONS:
   Net investment income                        $    9,369    $   9,840     $ 11,722       $  13,388    $  10,065    $  4,652
   Net realized gain (loss) from
     investment transactions                         6,512        5,777        2,697          (9,689)     (29,101)     (2,866)
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                          (3,554)       7,250       (8,722)             --           (1)        (26)
   Net change in unrealized
     appreciation (depreciation)
     on forward foreign currency
     contracts, futures contracts,
     foreign currencies, and
     translation of other assets and
     liabilities denominated in
     foreign currencies                             (2,602)       3,174       (2,725)             --           --          --
   Net change in unrealized
     appreciation (depreciation)
     on investments                                (22,289)      28,366        8,742          34,309      (42,403)      2,073
                                                ----------    ---------     --------       ---------    ---------    --------
   Net increase (decrease) in net
    assets from operations                         (12,564)      54,407       11,714          38,008      (61,440)      3,833
                                                ----------    ---------     --------       ---------    ---------    --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                       (25,854)          --       (2,928)        (18,629)          --      (2,694)
   Net realized gains:
     Class A                                        (9,656)          --       (3,022)             --           --          --
                                                ----------    ---------     --------       ---------    ---------    --------
   Total distributions                             (35,510)          --       (5,950)        (18,629)          --      (2,694)
                                                ----------    ---------     --------       ---------    ---------    --------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Proceeds from shares issued                   221,609      169,657      271,882          70,132      108,932     160,754
     Reinvestment of cash distributions             33,746           --        5,305          18,391           --       2,651
     Cost of shares redeemed                       (90,639)     (99,238)     (78,196)        (43,088)     (38,838)    (10,260)
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                      164,716       70,419      198,991          45,435       70,094     153,145
                                                ----------    ---------     --------       ---------    ---------    --------
         Net increase in net assets                116,642      124,826      204,755          64,814        8,654     154,284
NET ASSETS:
   Beginning of period                             533,800      408,974      204,219         162,938      154,284          --
                                                ----------    ---------     --------       ---------    ---------    --------
   End of period                                  $650,442    $ 533,800     $408,974        $227,752     $162,938    $154,284
                                                ==========    =========     ========       =========    =========    ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                  19,044       15,600       25,735           9,625       13,614      15,725
     Shares issued in lieu of cash distributions     2,845           --          504           2,533           --         263
     Shares redeemed                                (7,647)      (8,988)      (7,344)         (5,827)      (4,725)     (1,025)
                                                ----------    ---------     --------       ---------    ---------    --------
         Net increase in capital shares             14,242        6,612       18,895           6,331        8,889      14,963
                                                ==========    =========     ========       =========    =========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED
                                         MARCH 31, 1999 AND FOR THE SEVEN MONTH
                                         PERIOD ENDED SEPTEMBER 30, 1998 AND
                                         FOR THE YEARS ENDED FEBRUARY 28 OR 29,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




          NET ASSET                                      DISTRIBUTIONS   DISTRIBUTIONS
            VALUE            NET       NET REALIZED AND     FROM NET         FROM                       NET ASSET
          BEGINNING      INVESTMENT       UNREALIZED       INVESTMENT   REALIZED CAPITAL     RETURN     VALUE END    TOTAL
          OF PERIOD    INCOME/(LOSS)    GAINS/(LOSSES)     INCOME (5)        GAINS         OF CAPITAL   OF PERIOD   RETURN
--------------------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
 For the six month period ended March 31:
 1999      $ 9.16          $(0.01)         $ 2.06          $(0.10)        $(0.35)            $   --      $10.76      19.18%*
 For the seven month period ended September 30:
 1998(6)   $10.15          $ 0.07          $(1.06)         $   --         $   --             $   --      $ 9.16      (9.75)%*
 For the years ended February 28:
 1998(6)     9.67          $ 0.17          $ 0.77          $(0.18)        $(0.28)            $   --      $10.15      10.21%
 1997       10.00            0.09            0.47           (0.07)         (0.82)                --        9.67       5.70
 1996        9.59            0.14            1.45           (0.19)         (0.99)                --       10.00      17.30
 1995       11.00            0.15           (0.97)             --          (0.59)                --        9.59      (7.67)
 1994        8.93            0.13            2.05           (0.11)            --                 --       11.00      24.44

CLASS D
 For the six month period ended March 31:
 1999      $ 9.07          $(0.02)         $ 2.05          $(0.09)        $(0.35)            $   --      $10.66      19.08%*
 For the seven month period ended September 30:
 1998(6)   $10.06          $ 0.06          $(1.05)         $   --         $   --             $   --      $ 9.07      (9.84)%*
 For the years ended February 28:
 1998(6)   $ 9.58          $ 0.15          $ 0.77          $(0.16)        $(0.28)            $   --      $10.06       9.92%
 1997        9.93            0.05            0.47           (0.05)         (0.82)                --        9.58       5.39
 1996        9.56            0.04            1.50           (0.18)         (0.99)                --        9.93      16.77
 1995(1)    10.81            0.01           (0.67)             --          (0.59)                --        9.56      (6.33)*

----------------------------
EMERGING MARKETS EQUITY FUND
----------------------------
CLASS A
 For the six month period ended March 31:
 1999      $ 6.17          $(0.03)         $ 1.55          $(0.01)        $   --             $   --      $ 7.68      21.15%*
 For the seven month period ended September 30:
 1998      $10.55          $ 0.07          $(4.45)             --         $   --             $   --      $ 6.17     (41.52)%*
 For the years ended February 28:
 1998      $12.87          $(0.03)         $(2.25)         $(0.03)        $(0.01)            $   --      $10.55     (17.72)%
 1997       10.93            0.01            1.96           (0.02)         (0.01)                --       12.87      18.02
 1996       10.27           (0.02)           0.72              --          (0.04)                --       10.93       6.83
 1995(2)    10.00            0.01            0.26              --             --                 --       10.27       2.70*

-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 For the six month period ended March 31:
 1999      $11.89          $ 0.13          $(0.28)         $ (0.53)       $(0.21)            $   --      $11.00      (1.54)%*
 For the seven month period ended September 30:
 1998      $10.68          $ 0.40          $ 0.81          $  --          $  --              $   --      $11.89      11.33%*
 For the years ended February 28:
 1998      $10.53          $ 0.23          $ 0.11          $(0.10)        $(0.09)            $   --      $10.68       3.23%
 1997       10.77            0.71           (0.49)          (0.38)         (0.08)                --       10.53       1.85
 1996       10.42            0.58            0.89           (1.02)         (0.10)                --       10.77      13.96
 1995       10.23            0.43            0.40           (0.62)         (0.02)                --       10.42       8.43
 1994(3)    10.00            0.14            0.18           (0.09)            --                 --       10.23       6.41*

--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 1999      $ 6.83          $ 0.54          $ 0.93          $(0.75)        $   --             $   --      $ 7.55      19.30%*
 For the seven month period ended September 30:
 1998      $10.31          $(0.11)         $(3.37)         $   --         $   --             $   --      $ 6.83     (33.75)%*
 For the year ended February 28:
 1998(4)   $10.00          $ 0.56          $   --          $(0.25)        $   --             $   --      $10.31       5.64%*



                                                                           RATIO OF
                                                          RATIO OF      NET INVESTMENT
                                            RATIO OF      EXPENSES       INCOME/(LOSS)
                          RATIO OF      NET INVESTMENT  TO AVERAGE      TO AVERAGE
            NET ASSETS     EXPENSES       INCOME/(LOSS)  NET ASSETS       NET ASSETS      PORTFOLIO
             END OF      TO AVERAGE       TO AVERAGE    (EXCLUDING       (EXCLUDING       TURNOVER
          PERIOD (000)    NET ASSETS       NET ASSETS     WAIVERS)         WAIVERS)          RATE
---------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
 For the six month period ended March 31:
 1999    $1,358,729      1.28%(DAGGER)  (0.19)%(DAGGER) 1.31%(DAGGER) (0.22)%(DAGGER)       33%
 For the seven month period ended September 30:
 1998(6) $  966,707      1.24%(DAGGER)   1.60%(DAGGER)  1.31%(DAGGER)  1.53%(DAGGER)        66%
 For the years ended February 28:
 1998(6) $  851,542      1.21%           1.31%          1.30%          1.22%                75%
 1997       524,062      1.28            1.11           1.42           0.97                117
 1996       347,646      1.25            1.29           1.29           1.25                102
 1995       328,503      1.19            1.30           1.21           1.28                 64
 1994       503,498      1.10            1.46           1.24           1.32                 19

CLASS D
 For the six month period ended March 31:
 1999    $      393      1.43%(DAGGER)  (0.36)%(DAGGER) 1.46%(DAGGER) (0.39)%(DAGGER)       33%
 For the seven month period ended September 30:
 1998(6) $      331      1.39%(DAGGER)   1.36%(DAGGER)  1.46%(DAGGER)  1.29%(DAGGER)        66%
 For the years ended February 28:
 1998(6) $      302      1.36%           1.16%          1.45%          1.07%                75%
 1997           177      1.55            0.71           1.65           0.61                117
 1996           199      1.65            0.58           1.90           0.33                102
 1995(1)         51      1.47            0.42           1.48           0.41                 64

----------------------------
EMERGING MARKETS EQUITY FUND
----------------------------
CLASS A
 For the six month period ended March 31:
 1999    $  687,881      1.95%(DAGGER)  (0.47)%(DAGGER) 2.16%(DAGGER) (0.68)%(DAGGER)       76%
 For the seven month period ended September 30:
 1998    $  498,470      1.95%(DAGGER)   1.51%(DAGGER)  2.24%(DAGGER)  1.22%(DAGGER)        46%
 For the years ended February 28:
 1998    $  509,748      1.95%          (0.12)%         2.36%         (0.53)%               76%
 1997       221,474      1.95           (0.04)          2.55          (0.64)               100
 1996        67,181      1.95           (0.23)          2.72          (1.00)               104
 1995(2)      5,300      1.95            1.79           4.98          (1.24)                --

-------------------------------
INTERNATIONAL FIXED INCOME FUND
-------------------------------
CLASS A
 For the six month period ended March 31:
 1999    $  650,442      1.00%(DAGGER)   3.20%(DAGGER)  1.21%(DAGGER)  2.99%(DAGGER)        91%
 For the seven month period ended September 30:
 1998    $  533,800      1.00%(DAGGER)   3.61%(DAGGER)  1.21%(DAGGER)  3.40%(DAGGER)       112%
 For the years ended February 28:
 1998       408,974      1.00%           3.92%          1.24%          3.68%               280%
 1997       204,219      1.00            3.99           1.39           3.60                352
 1996        84,318      1.00            4.70           1.27           4.43                269
 1995        42,580      1.00            4.68           1.30           4.38                303
 1994(3)     23,678      1.00            3.81           1.61           3.20                126

--------------------------
EMERGING MARKETS DEBT FUND
--------------------------
CLASS A
 For the six month period ended March 31:
 1999    $  227,752      1.35%(DAGGER)   13.70%(DAGGER) 1.83%(DAGGER)  13.22%(DAGGER)      119%
 For the seven month period ended September 30:
 1998    $  162,938      1.35%(DAGGER)   10.28%(DAGGER) 1.84%(DAGGER)  9.79%(DAGGER)       186%
 For the year ended February 28:
 1998(4) $  154,284      1.35%           8.05%          1.94%          7.46%               269%


(DAGGER) ANNUALIZED.
*RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) INTERNATIONAL FIXED INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(5) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
(6) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/ (LOSSES) CALCULATED USING AVERAGE SHARES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)



1. ORGANIZATION
SEI Institutional International Trust, (the "Trust") formerly SEI International Trust, was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.
     FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
     The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned.
The Funds accrue such taxes when the related income is earned.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

     For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.
     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Fund utilized futures contracts during the period March 31, 1999. The Fund's investment in these futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     OTHER -- Security transactions are reported for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 30, 1988, under which the Manager provides management, administrative and shareholder services to the Fund for an annual fee equal to .45% of the average daily net

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)

assets of the International Equity Fund, .60% of the average daily net assets of the International Fixed Income Fund, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. Under the Invest-ment Advisory Agreement, SIMC receives an annual fee of .505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, and .85% of the average daily net assets of the Emerging Markets Debt Fund.
     As of March 31, 1999, pursuant to Sub-Advisory Agreements with SIMC, Acadian Asset Manage-ment, Inc., Capital Guardian Trust Company, Scottish Widows Investment Management Ltd., and SG Pacific Asset Management Inc. (formally Yamaichi Capital Management, Inc.) serve as Sub-Advisers to the International Equity Fund, and Parametric Portfolio Associates, SG Pacific Asset Management Inc. (formally Yamaichi Capital Management. Inc.), Morgan Stanley Asset Management Inc., Nicholas-Applegate Capital Management Inc., Coronation Asset Management (Proprietary) Limited, and Credit Suisse Asset Management Limited serve as Sub-Advisers to the Emerging Markets Equity Fund. Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Fund.
     Strategic Fixed Income, LLC, the Adviser for the International Fixed Income Fund, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, LLC, receives an annual fee of up to .30% of the average daily net assets of the Fund. Strategic Fixed Income, LLC, has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Fund.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.
     The International Equity Fund has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. As of March 31, 1999, the Distributor was taking a fee under the Class D Plan of only .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incur transfer agency fees of up to .15% of the average daily net assets. Class D is also subject to a 5% sales load on purchases of shares.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the manager.
     For the period ended March 31, 1999, the Funds paid commissions of $430,967 to affiliated broker-dealers.

4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Funds and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Fund acquired by the Manager are redeemed during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Fund will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

--------------------------------------------------------------------------------


5. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at March 31, 1999:

                                         IN          UNREALIZED
     MATURITY         CONTRACTS TO    EXCHANGE      APPRECIATION
       DATES        DELIVER/RECEIVE      FOR       (DEPRECIATION)
------------------- ---------------  -----------   --------------
EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------
FOREIGN CURRENCY SALES:
4/1/99           GD    200,000,000  $    661,813   $         (241)
4/5/99           MP      2,500,000       262,674             (207)
4/1/99           TL 10,894,871,153        29,162              (91)
                                    ------------   --------------
                                    $    953,649   $         (539)
                                    ------------   --------------
                                                   $         (539)
                                                   ==============

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------
FOREIGN CURRENCY SALES:
4/5/99           JY     18,301,828  $    154,537   $          412
4/1/99 - 4/7/99  UK        119,065       192,722              851
                                    ------------   --------------
                                    $    347,259   $        1,263
                                    ------------   --------------
FOREIGN CURRENCY PURCHASES:
4/6/99           EU        232,194  $    249,377   $          878
4/1/99 - 4/5/99  JY    222,613,915       188,885            1,495
4/1/99 - 4/8/99  UK        588,494       953,321           (4,976)
                                    ------------   --------------
                                    $  1,391,583   $       (2,603)
                                    ------------   --------------
                                                   $       (1,340)
                                                   ==============

INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------
FOREIGN CURRENCY SALES:
5/6/99           AD     37,571,512  $ 23,694,437   $     (135,376)
5/6/99           CD     37,253,216    24,547,913         (159,034)
5/6/99           CH     60,638,802    41,893,506          815,728
4/6/99 - 5/6/99  DK     62,115,475     9,204,337          182,956
5/6/99           EU    314,754,119   345,293,678        5,396,388
1/11/00          HD     18,865,415     2,403,850          (16,655)
5/6/99           JY 18,160,307,177   154,549,910          927,022
5/6/99           NK     39,763,775    21,119,261         (153,360)
5/6/99           SK    229,230,463    28,309,410          458,668
5/6/99           UK     80,170,513   130,296,685        1,208,710
                                    ------------   --------------
                                    $781,312,985   $    8,525,047
                                    ------------   ==============
FOREIGN CURRENCY PURCHASES:
5/6/99           AD     25,310,601  $ 15,974,508   $       78,795
5/6/99           CD     51,151,148    33,684,851          239,433
5/6/99           CH     90,637,748    62,329,868         (930,282)
5/6/99           DK     35,411,398     5,237,533          (94,304)
5/6/99           EU    258,719,114   284,709,276       (5,323,177)
1/11/00          HD   18,865,415       2,395,000           25,505
5/6/99           JY 22,116,549,553   188,650,937       (1,561,139)
5/6/99           NK   25,106,714      13,348,893           82,569
5/6/99           SK  160,033,263      19,772,070         (328,558)
5/6/99           UK   77,527,486     126,284,821       (1,452,564)
                                    ------------   --------------
                                    $752,387,757   $   (9,263,722)
                                    ------------   --------------
                                                       $ (738,675)
                                                   ==============

CURRENCY LEGEND
AD    Australian Dollar    JY   Japanese Yen
CD    Canadian Dollar      MP   Mexican Peso
CH    Swiss Franc          NK   Norwegian Kroner
DK    Danish Kroner        SK   Swedish Krona
EU    Euro Currency        UK   British Pound Sterling
GD    Greek Drachma        TL   Turkish Lira
HD    Hong Kong Dollar

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended March 31, 1999, were as follows:

                                       PURCHASES    SALES
                                         (000)      (000)
                                       ---------   --------
International Equity Fund              $518,808    $375,881
Emerging Markets Equity Fund            497,615     133,500
International Fixed Income Fund         612,538     480,846
Emerging Markets Debt Fund              136,186     104,163

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 1999 (UNAUDITED)


     The International Fixed Income Fund purchased $216,569,118 and sold $228,982,061 in U.S. government securities, during the period ended March 31, 1999.
     For Federal income tax purposes, the cost of securities owned at March 31, 1999 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at March 31, 1999 for the Funds is as follows:

                                                     BOOK
                                                NET UNREALIZED
                     APPRECIATED  DEPRECIATED    APPRECIATION/
                     SECURITIES   SECURITIES    (DEPRECIATION)
                        (000)       (000)           (000)
                    ------------  -----------   --------------
International Equity
   Fund               $181,869     $(43,685)       $138,184
Emerging Markets
   Equity Fund         123,298      (43,976)         79,322
International Fixed
   Income Fund          14,612       (7,309)          7,303
Emerging Markets Debt
   Fund                 14,969      (20,990)         (6,021)

7. FUTURES CONTRACTS
The International Equity Fund had futures contracts open as of March 31, 1999:

     CONTRACT             NUMBER OF      TRADE     SETTLEMENT   UNREALIZED
    DESCRIPTION           CONTRACTS      PRICE        MONTH     GAIN/(LOSS)
 -------------------     -----------   ---------   ----------   -----------
Australia Ords Index          8          2994       June 1999    $ (3,191)
Australia Ords Index          2          3010       June 1999      (1,307)
Australia Ords Index          4          3019       June 1999      (3,188)
Australia Ords Index          1          3027       June 1999        (922)
Australia Ords Index          2          3020       June 1999      (1,623)

CAC 40 Index                 30          3991       June 1999      52,069
CAC 40 Index                  3          4008       June 1999       4,634
CAC 40 Index                 12          4028       June 1999      15,925
CAC 40 Index                  2          4116       June 1999         743
CAC 40 Index                 18          4082       June 1999      13,259
CAC 40 Index                  3          4130       June 1999         666
CAC 40 Index                  1          4140       June 1999         113
CAC 40 Index                  6          4130       June 1999       1,328

DAX Index                     3          4779       June 1999       7,166
DAX Index                     4          5085       June 1999     (23,887)
DAX Index                     2          5085       June 1999     (11,971)
DAX Index                     4          5048       June 1999     (19,837)
DAX Index                     1          4840       June 1999         703
DAX Index                     6          4830       June 1999       5,872
DAX Index                     1          4891       June 1999        (679)
DAX Index                     8          4825       June 1999       8,738
DAX Index                     1          4905       June 1999      (1,053)
DAX Index                     4          4861       June 1999         524



     CONTRACT             NUMBER OF      TRADE     SETTLEMENT   UNREALIZED
    DESCRIPTION           CONTRACTS      PRICE       MONTH      GAIN/(LOSS)
--------------------     -----------   ---------   ----------   -----------
FT-SE 100 Index               7          6325       June 1999      (1,331)
FT-SE 100 Index              20          6228       June 1999      27,676
FT-SE 100 Index               5          6185       June 1999      10,424
FT-SE 100 Index               2          6029       June 1999       9,275
FT-SE 100 Index              12          6060       June 1999      49,562
FT-SE 100 Index               3          6130       June 1999       8,955
FT-SE 100 Index              11          6240       June 1999      13,242
FT-SE 100 Index               6          6235       June 1999       7,708
FT-SE 100 Index               3          6330       June 1999        (755)
FT-SE 100 Index               7          6305       June 1999       1,062

Hang Seng Index               1         10900      April 1999         (65)
Hang Seng Index               2         10845      April 1999         580
Hang Seng Index               1         10860      April 1999         193
Hang Seng Index               2         10790      April 1999       1,290
Hang Seng Index               1         10920      April 1999        (194)
Hang Seng Index               2         10800      April 1999       1,161
Hang Seng Index               1         10770      April 1999         774
Hang Seng Index               1         10850      April 1999         258

IBEX 35 Index                 2         10180      April 1999     (10,716)
IBEX 35 Index                 4         10155      April 1999     (20,315)
IBEX 35 Index                 1         10180      April 1999      (5,342)
IBEX 35 Index                 1          9640      April 1999         549
IBEX 35 Index                 2          9745      April 1999      (1,194)
IBEX 35 Index                 1          9875      April 1999      (2,011)
IBEX 35 Index                 4          9670      April 1999         759
IBEX 35 Index                 1          9825      April 1999      (1,474)
IBEX 35 Index                 2          9690      April 1999         (44)

NIKKEI 225 Index             44         14835       June 1999     170,054
NIKKEI 225 Index              4         15830       June 1999      (1,216)
NIKKEI 225 Index             13         15720       June 1999       2,170
NIKKEI 225 Index              4         15740       June 1999         329
NIKKEI 225 Index              3         16190       June 1999      (5,445)
NIKKEI 225 Index             25         16040       June 1999     (29,774)
NIKKEI 225 Index              1         16010       June 1999      (1,066)
NIKKEI 225 Index              5         16200       June 1999      (9,272)
NIKKEI 225 Index              7         15920       June 1999      (4,876)
NIKKEI 225 Index              5         15930       June 1999      (3,694)

SPI Index                     1         37035       June 1999      (2,391)
SPI Index                     2         36700       June 1999      (1,115)
SPI Index                     1         36700       June 1999        (561)
SPI Index                     1         35475       June 1999       6,112
SPI Index                     2         35905       June 1999       7,540
SPI Index                     1         36205       June 1999       2,168
                                                                ---------
                                                                $ 263,072
                                                                =========

--------------------------------------------------------------------------------


8. CONCENTRATION OF RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.
     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

                                      NOTES

                                      NOTES

                                      NOTES

--------------------
SEI INSTITUTIONAL
INTERNATIONAL TRUST
--------------------
SEMI-ANNUAL REPORT
--------------------
MARCH 31, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda J. Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James R. Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Robert Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS

INTERNATIONAL EQUITY FUND
SEI Investments Management Corporation

EMERGING MARKETS EQUITY FUND
SEI Investments Management Corporation

INTERNATIONAL FIXED INCOME FUND
Strategic Fixed Income LLC

EMERGING MARKETS DEBT FUND
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK. FOR MORE INFORMATION CALL

1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

[LOGO OMITTED]
SEI
INVESTMENTS
DISTRIBUTION
CO.
OAKS, PA 9456-00
800-DIAL-SEI/800-342-5734

SEI-F-03-08